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Prospectus Supplement
January 28, 1997*

Retirement Annuity Mutual Funds
  -IDS Life Capital Resource Fund
   S-6466 M (10/96)
   S-6550 F (10/96)
   37300 F (10/96)
   30326 F

The "Portfolio managers" section of the prospectus is revised as follows:

Joe Barsky joined AEFC in 1979 and serves as senior portfolio manager. He served as portfolio manager of IDS Equity Select Fund from 1983 to 1997. He also serves as vice president and senior portfolio manager of IDS Equity Advisors, a division of IDS
Advisory Group, Inc.






































*Valid until next prospectus update.